Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Collateral and Other Credit Improvements (Detail) - ARS ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		$ 1,887,306,653	$ 1,898,351,483
Fair value of collateral Mortgage on real property			3,376,576
Fair value of collateral Pledges on vehicles and machinery			265,709
Fair value of collateral Pledges on personal property			81,197
Fair value of collateral Other			1,075,203
Total collateral	[1]	804,907,126	583,896,569
Guarantees received [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		4,145,665,849	6,467,564,241
Fair value of collateral Pledges on time deposits		53,022,862	6,299,873
Fair value of collateral Deferred payment checks		92,391,460	89,424,023
Fair value of collateral Mortgage on real property		119,261,096	124,118,303
Fair value of collateral Pledges on vehicles and machinery		51,565,863	28,084,153
Fair value of collateral Pledges on personal property		32,719,676	11,402,207
Fair value of collateral Other		455,946,169	324,568,014
Total collateral		804,907,126	583,896,573
Net exposure		3,340,758,723	5,883,667,668
Associated ECL		57,348,555	38,083,797
Guarantees received [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		1,887,306,653	1,898,351,483
Fair value of collateral Pledges on time deposits		39,345,965	5,893,066
Fair value of collateral Deferred payment checks		92,391,460	89,424,023
Fair value of collateral Mortgage on real property		116,918,998	123,927,242
Fair value of collateral Pledges on vehicles and machinery		51,558,415	28,063,859
Fair value of collateral Pledges on personal property		25,779,473	10,229,714
Fair value of collateral Other		349,958,595	313,741,673
Total collateral		675,952,906	571,279,577
Net exposure		1,211,353,747	1,327,071,906
Associated ECL		53,648,800	34,262,639
Guarantees received [member] | Loans commitment [Member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		1,645,749,167	2,105,872,032
Fair value of collateral Pledges on time deposits		13,676,897	406,807
Fair value of collateral Mortgage on real property		2,342,098	191,061
Fair value of collateral Pledges on vehicles and machinery		7,448	20,294
Fair value of collateral Pledges on personal property		6,940,203	1,172,493
Fair value of collateral Other		95,370,445	10,826,341
Total collateral		118,337,091	12,616,996
Net exposure		1,527,412,076	2,093,255,036
Associated ECL		2,176,655	2,403,512
Guarantees received [member] | Other financial assets [Member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		175,585,670	166,688,096
Fair value of collateral Other		10,617,129
Total collateral		10,617,129
Net exposure		164,968,541	166,688,096
Associated ECL		595,276	283,507
Guarantees received [member] | Other debt securities at fair value through OCI [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		291,689,362	429,468,486
Net exposure		291,689,362	429,468,486
Associated ECL		55,826	90,939
Guarantees received [member] | Other debt securities at amortized cost [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		140,115,960	1,867,184,144
Net exposure		140,115,960	1,867,184,144
Associated ECL		870,824	1,043,200
Guarantees received [member] | Financial assets delivered as guarantee [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		5,219,037
Net exposure		5,219,037
Associated ECL		1,174
Collateral held for stage3 assets [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		19,993,388	15,608,256
Fair value of collateral Deferred payment checks		555
Fair value of collateral Mortgage on real property		3,985,105
Fair value of collateral Pledges on vehicles and machinery		164,806
Fair value of collateral Pledges on personal property		557,769
Fair value of collateral Other		3,216,922
Total collateral		7,925,157	4,798,685
Net exposure		12,068,231	10,809,571
Associated ECL		15,513,821	10,768,998
Collateral held for stage3 assets [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk		19,993,388	15,608,256
Fair value of collateral Deferred payment checks		555
Fair value of collateral Mortgage on real property		3,985,105
Fair value of collateral Pledges on vehicles and machinery		164,806
Fair value of collateral Pledges on personal property		557,769
Fair value of collateral Other		3,216,922
Total collateral		7,925,157	4,798,685
Net exposure		12,068,231	10,809,571
Associated ECL		$ 15,513,821	$ 10,768,998

[1]	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force on this matter.